Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cultivation Business Discontinued Operations [Member]
Discontinued Operations [Line Items]
Accrued interest	$ 7.0
Net loss from discontinued operations		$ 6.7
Discontinued Operations, Disposed of by Sale [Member]
Discontinued Operations [Line Items]
Loss on Disposal	11.9
Net loss from discontinued operations	$ 6.6